PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Schedule of movement in property and equipment
The following table summarizes the movement in the net book value of property and equipment for the six-month period ended June 30:

	Six-month period
	2021	2020

Balance as of January 1	6,879	7,340

Additions*	1,122	839
Disposals	(18)	(25)
Depreciation	(837)	(804)
Impairment	(9)	(1)
Translation adjustment	103	(689)
Other	(4)	19

Balance as of June 30	7,236	6,679
*There were no material changes in estimates other than lease term reassessments in Russia which had the effect of increasing right-of-use assets by US$89 (2020-US$13).